Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 27,231	$ 24,125
Cash flows used in financing activities
Decrease in notes payable	(1,073)	(123)
Issue of long-term debt	1,954	2,996
Repayment of long-term debt	(2,228)	(2,713)
Increase in securitized trade receivables	131	(2)
Cash dividends paid on common and preferred shares	(2,966)	(2,828)
Cash dividends paid by subsidiaries to non-controlling interests	(65)	(16)
Other financing activities	(53)	(75)
Total cash flows used in financing activities excluding equity	(4,300)	(2,761)
Non-cash changes arising from
Increase in lease liabilities	1,006	414
Dividends declared on common and preferred shares	3,008	2,856
Dividends declared by subsidiaries to non-controlling interests	64	5
Effect of changes in foreign exchange rates	0	0
Business acquisitions		96
Other	72	192
Total non-cash changes	4,150	3,563
Ending balance	27,081	27,231
DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	26,709	23,393
Cash flows used in financing activities
Decrease in notes payable	(1,045)	(241)
Issue of long-term debt	1,954	2,996
Repayment of long-term debt	(2,228)	(2,713)
Increase in securitized trade receivables	131	(2)
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	(33)	(40)
Total cash flows used in financing activities excluding equity	(1,221)	0
Non-cash changes arising from
Increase in lease liabilities	1,006	414
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	(261)	341
Business acquisitions		96
Other	63	161
Total non-cash changes	808	1,012
Ending balance	26,296	26,709
DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	(169)	54
Cash flows used in financing activities
Decrease in notes payable	(28)	118
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Increase in securitized trade receivables	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	0	0
Total cash flows used in financing activities excluding equity	(28)	118
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	261	(341)
Business acquisitions		0
Other	(8)	0
Total non-cash changes	253	(341)
Ending balance	56	(169)
DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
Beginning balance	691	678
Cash flows used in financing activities
Decrease in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Increase in securitized trade receivables	0	0
Cash dividends paid on common and preferred shares	(2,966)	(2,828)
Cash dividends paid by subsidiaries to non-controlling interests	(65)	(16)
Other financing activities	0	0
Total cash flows used in financing activities excluding equity	(3,031)	(2,844)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	3,008	2,856
Dividends declared by subsidiaries to non-controlling interests	64	5
Effect of changes in foreign exchange rates	0	0
Business acquisitions		0
Other	(3)	(4)
Total non-cash changes	3,069	2,857
Ending balance	729	691
OTHER LIABILITIES
Changes in liabilities arising from financing activities [abstract]
Beginning balance	0	0
Cash flows used in financing activities
Decrease in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Increase in securitized trade receivables	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	(20)	(35)
Total cash flows used in financing activities excluding equity	(20)	(35)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	0	0
Business acquisitions		0
Other	20	35
Total non-cash changes	20	35
Ending balance	0	0
Previously stated
Changes in liabilities arising from financing activities [abstract]
Beginning balance	24,927
Non-cash changes arising from
Ending balance		24,927
Previously stated | DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	24,405
Non-cash changes arising from
Ending balance		24,405
Previously stated | DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	(169)
Non-cash changes arising from
Ending balance		(169)
Previously stated | DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
Beginning balance	691
Non-cash changes arising from
Ending balance		691
Previously stated | OTHER LIABILITIES
Changes in liabilities arising from financing activities [abstract]
Beginning balance	0
Non-cash changes arising from
Ending balance		0
Adoption of IFRS 16
Changes in liabilities arising from financing activities [abstract]
Beginning balance	2,304
Non-cash changes arising from
Ending balance		2,304
Adoption of IFRS 16 | DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 2,304
Non-cash changes arising from
Ending balance		$ 2,304